Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 27, 2023	Nov. 03, 2023	Dec. 27, 2023	Dec. 28, 2022	Dec. 29, 2021	Dec. 30, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100
							Investment Based on:
	Summary		Summary		Avg. Summary	Average
	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation		S&P 1500
	Table Total	Actually Paid	Table Total	Actually Paid	Table Total	Actually Paid	Company	Restaurants	Net	Adjusted
	PEO1	PEO1	PEO2	PEO2	Non-PEO NEO	Non-PEO NEO	TSR (3)	TSR (4)	Income	EBITDA
Year	($)(1)	($)(1,2)	($)(1)	($)(1,2)	($)(1)	($)(1,2)			($ thousands)	($ thousands) (5)
2023	3,161,265	389,246	983,361	983,009	1,359,787	1,331,336	60	154	25,554	57,356
2022	1,744,863	1,274,565			699,093	73,571	66	133	20,801	48,676
2021	1,499,832	1,046,794	1,738,455	(3,456,667)	1,107,640	705,482	93	146	29,121	63,395
2020			2,011,266	2,941,145	1,156,719	1,079,739	121	120	24,474	61,595

(1)	The executive officers included in the table above are noted below:

Year	PEO1	PEO2	NEO
2023	L. Roberts	M. Hollandsworth	I. Fils
2022	L. Roberts		I. Fils, M. Hollandsworth, M. Lozano
2021	L. Roberts	B. Acoca	M. Lozano
2020		B. Acoca	M. Lozano, L. Roberts

(2)	The dollar amounts reported in the Compensation Actually Paid columns (CAP) are calculated in accordance with Item 402(v) of Regulation S-K. The fair value or change in fair value, as applicable, of equity awards included in such calculations was computed in accordance with FASB ASC Topic 718. The following adjustments were made to Summary Compensation Table total compensation for each year to determine Compensation Actually Paid (“CAP”):

	2023			2022		2021			2020
Adjustments	PEO1	PEO2	Average NEO	PEO1	Average NEO	PEO1	PEO2	Average NEO	PEO2	Average NEO
Summary Compensation Table Total ($)	3,161,265	983,361	1,359,787	1,744,863	699,093	1,499,832	1,738,455	1,107,640	2,011,266	1,156,719
Grant date fair value of equity awards made in the year and reported in the Summary Compensation Table ($)	(1,600,000)	(450,000)	(810,000)	(1,000,000)	(350,000)	(700,000)	(1,000,000)		(1,000,000)	(625,019)
Year-end fair value of awards made in the year that were unvested at the end of the year ($)	0	456,932	829,142	950,717	192,467	553,406	0	367,190	1,452,706	907,932
Change in fair value during the year of awards made in prior years that were unvested at the end of the year ($)	0	0	(45,722)	(230,513)	0	(292,071)	0	(249,235)	582,806	152,122
Change in fair value during the year of awards made in prior years that vested during the year ($)	(118,900)	(7,284)	(1,872)	(190,502)	(31,486)	(14,373)	(63,346)	(20,113)	(105,632)	(8,950)
Fair value at the beginning of the year of any awards granted prior years that failed to meet the applicable vesting conditions during the year	(1,053,120)	0	0	0	(436,502)	0	(4,131,776)	0	0	(503,065)
Compensation Actually Paid ("CAP") ($)	389,246	983,009	1,331,336	1,274,565	73,571	1,046,794	(3,456,667)	1,205,482	2,941,145	1,079,739

(3)	TSR (Total Shareholder Return) is calculated in accordance with Item 402(v) of Regulation S-K.
(4)	Refers to the S&P 1500 Restaurant Index included in “Item 5. Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities-Stock Performance Graph” in the Company’s Annual Report on Form 10-K for the fiscal year ended December 27, 2023.
(5)	Adjusted EBITDA is defined below in (Appendix A: "Definition of Non-GAAP and other Key Financial Measures").

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)	The executive officers included in the table above are noted below:

Year	PEO1	PEO2	NEO
2023	L. Roberts	M. Hollandsworth	I. Fils
2022	L. Roberts		I. Fils, M. Hollandsworth, M. Lozano
2021	L. Roberts	B. Acoca	M. Lozano
2020		B. Acoca	M. Lozano, L. Roberts

Peer Group Issuers, Footnote
(4)	Refers to the S&P 1500 Restaurant Index included in “Item 5. Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities-Stock Performance Graph” in the Company’s Annual Report on Form 10-K for the fiscal year ended December 27, 2023.

Adjustment To PEO Compensation, Footnote

Year	PEO1	PEO2	NEO
2023	L. Roberts	M. Hollandsworth	I. Fils
2022	L. Roberts		I. Fils, M. Hollandsworth, M. Lozano
2021	L. Roberts	B. Acoca	M. Lozano
2020		B. Acoca	M. Lozano, L. Roberts

Non-PEO NEO Average Total Compensation Amount			$ 1,359,787	$ 699,093	$ 1,107,640	$ 1,156,719
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,331,336	73,571	705,482	1,079,739
Adjustment to Non-PEO NEO Compensation Footnote

	2023			2022		2021			2020
Adjustments	PEO1	PEO2	Average NEO	PEO1	Average NEO	PEO1	PEO2	Average NEO	PEO2	Average NEO
Summary Compensation Table Total ($)	3,161,265	983,361	1,359,787	1,744,863	699,093	1,499,832	1,738,455	1,107,640	2,011,266	1,156,719
Grant date fair value of equity awards made in the year and reported in the Summary Compensation Table ($)	(1,600,000)	(450,000)	(810,000)	(1,000,000)	(350,000)	(700,000)	(1,000,000)		(1,000,000)	(625,019)
Year-end fair value of awards made in the year that were unvested at the end of the year ($)	0	456,932	829,142	950,717	192,467	553,406	0	367,190	1,452,706	907,932
Change in fair value during the year of awards made in prior years that were unvested at the end of the year ($)	0	0	(45,722)	(230,513)	0	(292,071)	0	(249,235)	582,806	152,122
Change in fair value during the year of awards made in prior years that vested during the year ($)	(118,900)	(7,284)	(1,872)	(190,502)	(31,486)	(14,373)	(63,346)	(20,113)	(105,632)	(8,950)
Fair value at the beginning of the year of any awards granted prior years that failed to meet the applicable vesting conditions during the year	(1,053,120)	0	0	0	(436,502)	0	(4,131,776)	0	0	(503,065)
Compensation Actually Paid ("CAP") ($)	389,246	983,009	1,331,336	1,274,565	73,571	1,046,794	(3,456,667)	1,205,482	2,941,145	1,079,739

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

As described in our Compensation Discussion and Analysis, the table below lists the Company’s most important performance measures used to link compensation actually paid for our NEOs to Company performance:

Performance Measures
Adjusted EBITDA
Revenue

Total Shareholder Return Amount			$ 60	66	93	121
Peer Group Total Shareholder Return Amount			154	133	146	120
Net Income (Loss)			$ 25,554,000	$ 20,801,000	$ 29,121,000	$ 24,474,000
Company Selected Measure Amount			57,356,000	48,676,000	63,395,000	61,595,000
PEO Name	M. Hollandsworth	L. Roberts
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
(5)	Adjusted EBITDA is defined below in (Appendix A: "Definition of Non-GAAP and other Key Financial Measures").

Measure:: 2
Pay vs Performance Disclosure
Name			Revenue
L. Roberts
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,161,265	$ 1,744,863	$ 1,499,832
PEO Actually Paid Compensation Amount			389,246	1,274,565	1,046,794
L. Roberts | Grant date fair value of equity awards made in the year and reported in the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,600,000)	(1,000,000)	(700,000)
L. Roberts | Year-end fair value of awards made in the year that were unvested at the end of the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	950,717	553,406
L. Roberts | Change in fair value during the year of awards made in prior years that were unvested at the end of the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(230,513)	(292,071)
L. Roberts | Change in fair value during the year of awards made in prior years that vested during the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(118,900)	(190,502)	(14,373)
L. Roberts | Fair value at the beginning of the year of any awards granted prior years that failed to meet the applicable vesting conditions during the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,053,120)	0	0
M. Hollandsworth
Pay vs Performance Disclosure
PEO Total Compensation Amount			983,361
PEO Actually Paid Compensation Amount			983,009
M. Hollandsworth | Grant date fair value of equity awards made in the year and reported in the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(450,000)
M. Hollandsworth | Year-end fair value of awards made in the year that were unvested at the end of the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			456,932
M. Hollandsworth | Change in fair value during the year of awards made in prior years that were unvested at the end of the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
M. Hollandsworth | Change in fair value during the year of awards made in prior years that vested during the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,284)
M. Hollandsworth | Fair value at the beginning of the year of any awards granted prior years that failed to meet the applicable vesting conditions during the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
B. Acoca
Pay vs Performance Disclosure
PEO Total Compensation Amount					1,738,455	$ 2,011,266
PEO Actually Paid Compensation Amount					(3,456,667)	2,941,145
B. Acoca | Grant date fair value of equity awards made in the year and reported in the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,000,000)	(1,000,000)
B. Acoca | Year-end fair value of awards made in the year that were unvested at the end of the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	1,452,706
B. Acoca | Change in fair value during the year of awards made in prior years that were unvested at the end of the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	582,806
B. Acoca | Change in fair value during the year of awards made in prior years that vested during the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(63,346)	(105,632)
B. Acoca | Fair value at the beginning of the year of any awards granted prior years that failed to meet the applicable vesting conditions during the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(4,131,776)	0
Average NEO
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount			1,359,787	699,093	1,107,640	1,156,719
Non-PEO NEO Average Compensation Actually Paid Amount			1,331,336	73,571	1,205,482	1,079,739
Average NEO | Grant date fair value of equity awards made in the year and reported in the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(810,000)	(350,000)		(625,019)
Average NEO | Year-end fair value of awards made in the year that were unvested at the end of the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			829,142	192,467	367,190	907,932
Average NEO | Change in fair value during the year of awards made in prior years that were unvested at the end of the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(45,722)	0	(249,235)	152,122
Average NEO | Change in fair value during the year of awards made in prior years that vested during the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,872)	(31,486)	(20,113)	(8,950)
Average NEO | Fair value at the beginning of the year of any awards granted prior years that failed to meet the applicable vesting conditions during the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ (436,502)	$ 0	$ (503,065)